MOBIQUITHINGS SAS	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
ACQUISITION OF MOBIQUITHINGS SAS
MobiquiThings SAS

On September 2, 2015, we acquired all of the shares of MobiquiThings SAS ("MobiquiThings") for cash consideration of €13.5 million ($15.2 million), plus a maximum contingent consideration of €12 million under a performance-based earnout formula. MobiquiThings is a France-based mobile virtual network operator dedicated exclusively to the Machine-to-Machine and Telematics marketplace.

At acquisition date, we recognized the contingent consideration at fair value based on a weighted probability estimate of achievement of the earnout within the specified periods of the contingent consideration. In accordance with ASC 805, Business Combinations, $0.5 million was recognized as purchase price consideration and the remaining balance will be expensed to acquisition-related costs over the earnout period. The change in fair value at each reporting period will be recognized in earnings.

Total consideration for the acquisition is as follows:

	€	$
Cash	13,506	15,216
Contingent consideration	470	529
	13,976	15,745

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective fair values as at September 2, 2015. The excess of the purchase price over the preliminary value assigned to the net assets acquired is recorded as goodwill.

The following table summarizes the preliminary values assigned to the assets acquired and liabilities assumed at the acquisition date:

	€	$
Assets acquired
Cash	214	241
Accounts receivable	1,026	1,156
Prepaids and other assets	107	120
Property and equipment	1,041	1,173
Identifiable intangible assets	5,071	5,713
Goodwill	9,922	11,179
	17,381	19,582
Liabilities assumed
Accounts payable and accrued liabilities	1,715	1,932
Deferred income tax	1,690	1,905
Fair value of net assets acquired	13,976	15,745

The goodwill of $11.2 million resulting from the acquisition consists largely of the expectation that the acquisition will further solidify our device-to-cloud strategy. Goodwill will be assigned to the Cloud and Connectivity Services segment and is not deductible for tax purposes.

The following table provides the preliminary components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	€	$
Customer relationships	11 years	3,379	3,807
Existing technology	4.5 years	1,692	1,906
		5,071	5,713

The amount of revenue of MobiquiThings included in our consolidated statements of operations from the acquisition date, through the period ended December 31, 2015, was $0.8 million. The amount of net loss of MobiquiThings included in our consolidated statements of operations for the aforementioned period was $0.2 million.

The acquisition had no significant impact on revenues and net earnings for the year ended December 31, 2015. There was also no significant impact on the Company's revenues and net income on a pro forma basis for all periods presented.